401(k) Plan (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2004 3% Employee Contribution [Member]	Jan. 01, 2004 2% Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum employee contribution, percentage	15.00%
Contribution expense	$ 46,000	$ 49,000
Employer matching contribution, percentage			100.00%	50.00%
Percent of employee contributions matched by employer			3.00%	2.00%